Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Current assets	$ 10.3	$ 3.6
Noncurrent assets	56.2	62.7
Total assets	66.5	66.3
Current liabilities	(8.5)	(10.9)
Noncurrent liabilities	(69.6)	(57.4)
Total liabilities	$ (78.1)	$ (68.3)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Number Of Entities	5	3
Consolidated Entities [Member]
Variable Interest Entity [Line Items]
Number Of Entities Sold	1